Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total income	£ 15,778	£ 14,151	£ 13,600
United Kingdom [member]
Disclosure of operating segments [line items]
Total income	4,954	4,084	4,007
United Kingdom [member] | Income from individual countries which represent more than 5% of total income [member]
Disclosure of operating segments [line items]
Total income	4,954	4,084	4,007
Europe [member]
Disclosure of operating segments [line items]
Total income	2,119	1,752	1,615
Americas [member]
Disclosure of operating segments [line items]
Total income	7,590	7,251	7,048
Africa and middle east [member]
Disclosure of operating segments [line items]
Total income	37	62	44
Asia [member]
Disclosure of operating segments [line items]
Total income	1,078	1,002	886
United States [member] | Income from individual countries which represent more than 5% of total income [member]
Disclosure of operating segments [line items]
Total income	£ 7,471	£ 7,121	£ 6,916